UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2006

Hodges Fund
October 17, 2006

Dear Shareholder,

Thank you for being a shareholder in the Hodges Fund (the “Fund”). We are pleased to report our performance through September 30.

Performance through September 30, 2006
YTD	6.99%
1 Year	10.02%
3 Year*	21.88%
5 Year*	21.94%
10 Year*	11.58%
Since Inception**	12.74%
* Annualized
** Date of inception is 10-09-92.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The Fund imposes a 2.00% redemption fee on shares held less than 90 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

It appears the market is experiencing a shift in leadership. For the first time in years, large blue chip stocks, presented by the Dow Jones Industrial Average, are slowly coming to life. However, to put things in perspective, the average is just now reaching the level of January 2000. Compare this to the Fund which is up 63.65% since that period.

The S&P 500 and the NASDAQ are well below their year 2000 highs. Although we believe the Dow stocks will continue to improve, we suspect that other stocks will selectively outperform them.

You may recall that the Fund is diversified over a portfolio of large, mid, small and micro cap stocks - in effect companies of all sizes. We also diversify over growth, value, and super growth stocks in a multitude of industries.

We continue to expect favorable results from basic industries: construction, cement, steel, oil, oil service and transportation as well as selective retail stocks. Some of our top performing holdings are Burlington Northern Santa Fe Corp.,

Hodges Fund
Devon Energy Corp., Schlumberger Ltd., Trinity Industries, Inc., Texas Industries, Inc., Transocean, Inc., and Wal-Mart Stores, Inc.

In April of this year, for the second time in as many years, we were presented with the Lipper Award for the best three year performance out of 514 funds and 595 funds, in the multi cap core category for the period ended 12/31/04 and 12/31/05, respectively, in New York City***. Recognizing we cannot rest on past performance, we are diligent in researching companies and in being flexible and willing to move where our conviction leads us.

Thank you for your investment in the Fund. We take our responsibility seriously and can assure you of our very best efforts. Feel free to contact us directly if we can address any of your specific questions or comments.

Sincerely,

Don W. Hodges	Craig D. Hodges
Co-portfolio Manager	Co-portfolio Manager

Past performance is no guarantee of future results.

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may also make short sales of securities, which involves the risk that losses may exceed the original amount invested.

***
A Lipper Fund Award is awarded to one fund in each Lipper classification for achieving the strongest trend of consistent risk-adjusted performance against its classification peers over a three-year period. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.

Must be preceded or accompanied by a current prospectus.

Distributed by Quasar Distributors, LLC (11/06)

Hodges Fund

SECTOR ALLOCATION At September 30, 2006 (Unaudited)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2006 (Unaudited)
As a shareholder of the Hodges Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/06 - 9/30/06).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. Individual Retirement Accounts (“IRA”) that are held directly at the Fund will be charged a $15.00 annual maintenance fee. IRAs accounts held by broker-dealers or through other means, may or may not incur an annual maintenance fee. Yet, if IRAs maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00. To the extent the Fund

Hodges Fund

EXPENSE EXAMPLE For the Six Months Ended September 30, 2006 (Unaudited) (Continued)
invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/06	Value 9/30/06	4/1/06 - 9/30/06*
Actual	$1,000	$ 956	$6.81
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.03

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS: 95.9%
Aerospace & Defense: 1.1%
70,000	The Boeing Co.	$5,519,500
Air Freight & Logistics: 1.3%
60,000	FedEx Corp.	6,520,800
Airlines: 1.5%
450,000	Southwest
	Airlines Co.	7,497,000
Automobiles: 1.0%
80,000	Harley-Davidson, Inc.	5,020,000
Beverages: 0.9%
100,000	The Coca-Cola Co.	4,468,000
Biotechnology: 0.5%
60,000	Celgene Corp.*	2,598,000
Capital Markets: 4.5%
25,781	Capital
	Southwest Corp.	3,071,806
300,000	The Charles
	Schwab Corp.	5,370,000
90,000	Legg Mason, Inc.	9,077,400
200,000	U.S. Global Investors,
	Inc. - Class A*	4,914,000
		22,433,206
Commercial Services
& Supplies: 2.3%
100,000	Coinstar, Inc.*	2,878,000
95,000	Ennis, Inc.	2,056,750
50,000	The Geo Group, Inc.*	2,112,500
110,100	Pre-Paid Legal
	Services, Inc.	4,367,667
		11,414,917
Communications Equipment: 0.5%
100,000	Cisco Systems, Inc.*	2,300,000
Computers & Peripherals: 2.0%
130,000	Apple Computer, Inc.*	10,013,900
Construction & Engineering: 0.4%
96,700	Sterling Construction
	Co., Inc.*	1,939,802
Construction Materials: 4.0%
94,500	Eagle Materials, Inc.	3,182,760
182,182	Texas Industries, Inc.	9,484,395
85,000	Vulcan Materials Co.	6,651,250
		19,318,405
Electric Utilities: 0.6%
140,000	El Paso Electric Co.*	3,127,600
Electronic Equipment
& Instruments: 0.2%
60,000	LoJack Corp.*	1,175,400
Energy Equipment & Services: 11.0%
100,000	Diamond Offshore
	Drilling, Inc.	7,237,000
100,000	ENSCO
	International, Inc.	4,383,000
150,000	GlobalSantaFe Corp.	7,498,500
250,000	Halliburton Co.	7,112,500
50,000	Noble Corp.	3,209,000
125,000	Rowan Cos., Inc.	3,953,750
150,000	Schlumberger Ltd.	9,304,500
150,000	Transocean, Inc.*	10,984,500
		53,682,750
Food & Staples Retailing: 3.2%
115,000	Costco
	Wholesale Corp.	5,713,200
200,000	Wal-Mart Stores, Inc.	9,864,000
		15,577,200
Food Products: 4.8%
120,000	Archer-Daniels-
	Midland Co.	4,545,600
120,000	The Hershey Co.	6,414,000
434,500	Rocky Mountain
	Chocolate Factory, Inc.	5,896,165
39,275	Tootsie Roll
	Industries, Inc.	1,151,150
121,250	Wm. Wrigley Jr. Co.	5,584,775
		23,591,690
Health Care Providers
& Services: 1.2%
300,400	Emergency Medical
	Services Corp. -
	Class A*	4,911,540

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 95.9% (Continued)
Health Care Providers
& Services: 1.2% (Continued)
100,000	Service Corp.
	International	$934,000
		5,845,540
Hotels, Restaurants & Leisure: 9.4%
100,000	CBRL Group, Inc.	4,043,000
110,000	Gaylord
	Entertainment Co.*	4,823,500
70,000	International Speedway
	Corp. - Class A	3,488,800
265,000	Krispy Kreme
	Doughnuts, Inc.*	2,146,500
160,000	Life Time Fitness, Inc.*	7,406,400
700,000	Luby’s, Inc.*	6,909,000
200,000	Marriott International,
	Inc. - Class A	7,728,000
155,000	McDonald’s Corp.	6,063,600
100,000	Starbucks Corp.*	3,405,000
		46,013,800
Household Durables: 2.5%
145,000	Centex Corp.	7,629,900
70,816	The Dixie Group, Inc.*	1,056,575
220,000	Palm Harbor
	Homes, Inc.*	3,291,200
		11,977,675
Household Products: 1.7%
130,000	Procter & Gamble Co.	8,057,400
Industrial Conglomerates: 1.1%
150,000	General Electric Co.	5,295,000
Information Retrieval Services: 0.1%
100,000	EDGAR Online, Inc.*	364,000
Insurance: 1.3%
100,000	The Allstate Corp.	6,273,000
Machinery: 4.9%
125,000	Caterpillar, Inc.	8,225,000
150,000	JLG Industries, Inc.	2,971,500
400,000	Trinity Industries, Inc.	12,868,000
		24,064,500

Media: 2.4%
300,000	Belo Corp. - Class A	4,743,000
225,000	The Walt Disney Co.	6,954,750
		11,697,750
Metals & Mining: 1.7%
400,000	Commercial
	Metals Co.	8,132,000
Multi-Utilities: 0.8%
190,000	Xcel Energy, Inc.	3,923,500
Oil, Gas & Consumable Fuels: 7.9%
150,000	Chesapeake
	Energy Corp.	4,347,000
160,000	ConocoPhillips	9,524,800
180,000	Devon Energy Corp.	11,367,000
280,000	El Paso Corp.	3,819,200
100,000	EXCO Resources, Inc.*	1,241,000
120,000	Exxon Mobil Corp.	8,052,000
		38,351,000
Personal Products: 0.1%
400,900	Female Health Co.*	533,197
Pharmaceuticals: 1.3%
95,000	Johnson & Johnson	6,169,300
Real Estate: 0.9%
200,000	Host Marriott Corp.	4,586,000
Road & Rail: 9.4%
225,000	Burlington Northern
	Santa Fe Corp.	16,524,000
170,000	Canadian National
	Railway Co.	7,129,800
185,000	Norfolk
	Southern Corp.	8,149,250
55,000	Union Pacific Corp.	4,840,000
250,000	YRC Worldwide, Inc.*	9,260,000
		45,903,050
Semiconductor & Semiconductor
Equipment: 1.3%
185,000	Texas
	Instruments, Inc.	6,151,250

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 95.9% (Continued)
Software: 0.9%
202,500	DocuCorp
	International, Inc.*	$1,579,500
238,500	Intrusion, Inc.*	78,705
100,000	Microsoft Corp.	2,733,000
		4,391,205
Specialty Retail: 5.3%
300,000	Chico’s FAS, Inc.*	6,459,000
250,000	Home Depot, Inc.	9,067,500
150,000	Jos A. Bank
	Clothiers, Inc.*	4,494,000
180,000	Tiffany & Co.	5,976,000
		25,996,500
Textiles, Apparel &
Luxury Goods: 1.7%
110,000	Fossil, Inc.*	2,369,400
275,000	True Religion
	Apparel, Inc.*	5,805,250
		8,174,650
Thrifts & Mortgage Finance: 0.2%
53,786	Pulaski Financial Corp.	884,780
TOTAL COMMON STOCKS
(Cost $447,346,233)		468,983,267
PARTNERSHIPS & TRUSTS: 2.0%
125,000	Mesabi Trust	2,631,250
45,300	Texas Pacific
	Land Trust	7,315,950
		9,947,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,680,113)		9,947,200

Contracts		Value
CALL OPTIONS PURCHASED: 0.5%
200	American International
	Group, Inc.
	Expiration: January,
	2007, Exercise
	Price: $60.00	148,000
200	Burlington Northern
	Santa Fe Co.
	Expiration: January,
	2007, Exercise
	Price: $60.00	295,000
100	CBRL Group, Inc.
	Expiration: January,
	2007, Exercise
	Price: $30.00	108,000
900	Overstock.com, Inc.
	Expiration: January,
	2007, Exercise
	Price: $20.00	87,750
150	PACCAR, Inc.
	Expiration: January,
	2007, Exercise
	Price: $40.00	261,000
500	Union Pacific Corp.
	Expiration: January,
	2007, Exercise
	Price: $70.00	957,500
200	Wal-Mart Stores, Inc.
	Expiration: January,
	2007, Exercise
	Price: $40.00	198,000
200	The Walt Disney Co.
	Expiration: January,
	2007, Exercise
	Price: $20.00	222,000
		2,277,250
TOTAL CALL OPTIONS PURCHASED
(Cost $2,615,700)		2,277,250

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited) (Continued)

Shares		Value
SHORT-TERM INVESTMENT: 1.4%
7,149,103	Federated Cash
	Trust - Treasury
	Cash Series II	$7,149,103
TOTAL SHORT-TERM INVESTMENT
(Cost $7,149,103)		7,149,103
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $464,791,149)		488,356,820
Other Assets in Excess
of Liabilities: 0.2%		849,461
TOTAL NET
ASSETS: 100.0%		$489,206,281

*  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value
(cost $464,791,149) (Note 2)	$488,356,820
Cash	21,122
Receivables:
Investment securities sold	1,100,834
Fund shares sold	1,381,599
Dividends and interest	479,390
Prepaid expenses	40,822
Total assets	491,380,587

LIABILITIES
Payables:
Investment securities purchased	1,005,694
Fund shares redeemed	397,876
Investment advisory fees	339,344
Administration fees	32,372
Custody fees	12,731
Distribution fees	313,149
Fund accounting fees	13,028
Transfer agent fees	22,511
Chief compliance officer fees	5,397
Other accrued expenses	32,204
Total liabilities	2,174,306
NET ASSETS	$489,206,281
Net asset value, offering price and redemption price per share
($489,206,281/19,963,663 shares outstanding; unlimited
number of shares authorized without par value)	$24.50

COMPONENTS OF NET ASSETS
Paid-in capital	$440,159,880
Accumulated net investment income (loss)	(394,308)
Accumulated net realized gain
on investments and options	25,875,038
Net unrealized appreciation on investments	23,565,671
Net assets	$489,206,281

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,695 foreign withholding tax)	$2,516,295
Interest	579,186
Total investment income	3,095,481

EXPENSES (Note 3)
Investment advisory fees	2,205,930
Distribution fees	648,803
Transfer agent fees	315,695
Administration fees	204,966
Registration fees	68,939
Custody fees	44,527
Fund accounting fees	39,810
Reports to shareholders	25,236
Trustee fees	13,076
Audit fees	9,721
Chief compliance officer fees	6,897
Legal fees	6,312
Insurance expense	6,096
Miscellaneous	5,879
Total expenses	3,601,887
Net investment loss	(506,406)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	17,592,649
Change in net unrealized depreciation on investments	(45,104,732)
Net realized and unrealized loss
on investments and options	(27,512,083)
Net decrease in net assets
resulting from operations	$(28,018,489)

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(506,406)	$(806,387)
Net realized gain on
investments and options	17,592,649	16,185,704
Net realized gain (loss)
on options written	—	(67,515)
Change in net unrealized
appreciation (depreciation)
on investments and options	(45,104,732)	45,767,709
Net increase (decrease) in net assets
resulting from operations	(28,018,489)	61,079,511
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(8,238,291)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a) (b)	31,531,515	334,970,455
Total increase in net assets	3,513,026	387,811,675
NET ASSETS
Beginning of period	485,693,255	97,881,580
End of period	$489,206,281	$485,693,255
Undistributed (accumulated)
net investment income (loss)	$(394,308)	$112,098

(b)   Summary of capital share transactions is as follows:
	Six Months Ended
	September 30, 2006		Year Ended
	(Unaudited)		March 31, 2006
	Shares	Value	Shares	Value
Shares sold	7,667,576	$191,909,869	15,434,664	$365,408,447
Shares issued
in reinvestment
of distributions	—	—	357,721	7,916,361
Shares redeemed (a)	(6,648,897)	(160,378,354)	(1,668,565)	(38,354,353)
Net increase	1,018,679	$31,531,515	14,123,820	$334,970,455

(a)  Net of redemption fees of $242,969 and $143,089, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2006#		2006	2005	2004	2003	2002
Net asset value,
beginning of period	$25.64		$20.30	$17.52	$8.53	$12.43	$9.96

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss	(0.03)		(0.04)	(0.12)	(0.16)	(0.17)	(0.14)
Net realized and
unrealized gain (loss)
on investments	(1.12)		6.28	3.01	9.15	(3.73)	2.61
Total from
investment operations	(1.15)		6.24	2.89	8.99	(3.90)	2.47

LESS DISTRIBUTIONS:
From net realized gain	—		(0.90)	(0.11)	—	—	—
Paid-in capital from
redemption fees
(Note 2)	0.01		0.00 *	0.00 *	0.00 *	—	—
Net asset value,
end of period	$24.49		$25.64	$20.30	$17.52	$8.53	$12.43
Total return	(4.45	)%^	31.42%	16.52%	105.39%	(31.38)%	24.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period (millions)	$489.2		$485.7	$97.9	$48.0	$15.2	$26.2
Ratio of expenses
to average net assets	1.39	%+	1.47%	1.68%	1.75%	1.96%	1.91%
Ratio of net investment loss
to average net assets	(0.20	)%+	(0.39)%	(0.94)%	(1.43)%	(1.62)%	(1.20)%
Portfolio turnover rate	41.43	%^	50.39%	45.80%	93.09%	103.66%	131.62%

# Unaudited.
* Amount is less than $0.01.
^ Not Annualized.
+ Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited)

NOTE 1 — ORGANIZATION
Hodges Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund commenced operations on October 9, 1992.

The investment objective of the Fund is long-term capital appreciation. The Fund primarily invests in common stocks of domestic companies of any market capitalization, from larger well-established companies to smaller, emerging growth companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2006, the Fund did not hold fair valued securities.

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited) (Continued)
Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean of the quoted bid and asked prices.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first in, first out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited) (Continued)

the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited) (Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 — COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hodges Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 2006, the Fund incurred $2,205,930 in advisory fees.

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited) (Continued)
U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $15 million	$30,000
$15 to $50 million	0.20% of average daily net assets
$50 to $100 million	0.15% of average daily net assets
$100 to $150 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets

For the six months ended September 30, 2006, the Fund incurred $204,966 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended September 30, 2006, the Fund was allocated $6,897 of the Trust’s Chief Compliance Officer fee.

First Dallas Securities, Inc. (“FDS”) served as the Fund’s principal underwriter for the period ended June 30, 2006. FDS is an affiliate of the Advisor. Effective July 1, 2006, Quasar Distributors, LLC, (“Quasar”) was named as principal underwriter for shares of the Fund in a continuous public offering of each Fund’s shares. Quasar is an affiliate of the Administrator. The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to FDS/Quasar at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to FDS/Quasar as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2006, the Fund incurred $648,803 in distribution fees in which $328,043 was paid to FDS and $320,760 to Quasar.

For the six months ended September 30, 2006, FDS received $261,016 in brokerage commissions with respect to the Fund’s portfolio transactions.

U.S. Bank, N.A. serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

Hodges Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2006 (Unaudited) (Continued)

NOTE 4 — PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended September 30, 2006, were $279,136,528 and $199,261,792, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2006.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:

Cost of investments	$464,735,242
Gross tax unrealized appreciation	42,662,128
Gross tax unrealized depreciation	(19,040,550)
Net tax unrealized appreciation	$23,621,578

The difference between cost and unrealized appreciation in the book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, limited partnership income and grantor trust distributions.

NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended September 30, 2006 (estimated) and the fiscal year ended March 31, 2006 for the Fund was as follows:

	September 30, 2006	March 31, 2006
Distributions paid from:
Long-term capital gain	$—	$8,238,291

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$68,726,310
Undistributed ordinary income	—
Undistributed long-term capital gain	8,388,580
Total distributable earnings	8,388,580
Other accumulated gains/(losses)	—
Total accumulated earnings	$77,064,890

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, limited partnership income and grantor trust distributions.

Hodges Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Fund’s website at www.hodgesfund.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is posted on its website at www.hodgesfund.com within ten business days after calendar quarter end along with its weekly Top 25 Holdings.

Hodges Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 27-28, 2006, the Board (which is comprised entirely of persons who are considered to be Independent Trustees under the Investment Company Act) considered and approved the continuance of the Advisory Agreement with Hodges Capital Management, Inc. (the "Advisor") for another annual term. At a prior meeting held on June 19 and 20, 2006, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

Hodges Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Fund’s performance was significantly above the median of its peer group and was ranked in the first quartile for all relevant time periods. The Board concluded that the Advisor’s performance was highly satisfactory under current market conditions. The Board also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that it was satisfied with the Fund’s overall performance record.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had not agreed to waive and/or reimburse Fund expenses to a certain level. Furthermore, the Board noted that, while the Fund’s advisory fee and total expense ratio was above its peer group median, the advisory fee and expense structure was in line with the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different, and was not excessive. The Board also noted that the Fund’s expenses appeared to be within the range of the Advisor’s other accounts at certain asset levels. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the

Hodges Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)
Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund’s shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, TX 75201
(888) 998-3993

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 811-0224

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

Hodges Fund
Symbol - HDPMX
CUSIP - 742935109

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 4, 2006

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  December 6, 2006

* Print the name and title of each signing officer under his or her signature.